CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - Pelican Holdco Inc [Member]	4 Months Ended
Dec. 31, 2025 USD ($)
Cash Flows from Operating Activities
Net loss	$ (88,845)
Changes in operating assets and liabilities:
Due from Pelican Acquisition Corporation	(59,740)
Accounts payable and accrued expenses	16,066
Net cash used in operating activities	(132,519)
Cash Flows from Financing Activities
Proceeds from promissory note - Greenland	132,519
Net cash provided by operating activities	132,519
Change in Cash
Cash, beginning of period
Cash, ending of period
Supplemental disclosure for non-cash financing activities:
Income tax and interest paid